Supplementary Financial Information (Schedule Of Trade Accounts And Other Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables	$ 767	$ 666
Allowance for uncollectible accounts	(7)	(5)
Trade accounts receivable - net	$ 760	$ 661